UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2000.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of   3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp                  Call       001765-90-6      1,115,625.00      35,000 (c)    X                     1,2,3       X
                                                        159,375.00       5,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp               Call       001957-90-9      4,430,343.75      78,500 (c)    X                     1,2,3       X
                                                        649,031.25      11,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp               Put        001957-95-9      7,901,250.00     140,000 (p)    X                     1,2,3       X
                                                      1,128,750.00      20,000 (p)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
America Online Inc Del    Call       02364J-90-4      2,353,750.00      35,000 (c)    X                     1,2,3       X
                                                        336,250.00       5,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc        Call       037833-90-0      1,426,031.25      10,500 (c)    X                     1,2,3       X
                                                        203,718.75       1,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
BCE Inc                   Com        05534B-10-9      7,400,812.50      59,000        X                     1,2,3       X
                                                      1,154,025.00       9,200        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
BCE Inc                   Call       05534B-90-9      4,390,312.50      35,000 (c)    X                     1,2,3       X
                                                        627,187.50       5,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Bogen Communications      Com        097189-10-4        708,750.00      70,000        X                     1,2,3       X
Intl Inc                                                101,250.00      10,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems Inc   Com        125015-10-7     10,485,000.00     144,000        X                     1,2,3       X
                                                      1,529,062.50      21,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp              Call       151313-90-3      1,962,187.50     105,000 (c)    X                     1,2,3       X
                                                        280,312.50      15,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc             Com        17275R-10-2      2,161,250.00      28,000        X                     1,2,3       X
                                                        308,750.00       4,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc             Put        17275R-95-2      2,161,250.00      28,000 (p)    X                     1,2,3       X
                                                        308,750.00       4,000 (p)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group     Com        197648-10-8      2,073,750.00      35,000        X                     1,2,3       X
                                                        296,250.00       5,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group     Call       197648-90-8      9,835,500.00     166,000 (c)    X                     1,2,3       X
                                                      1,422,000.00      24,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Columbus Mckinnon Corp NY Com        199333-10-5        199,287.50      14,900        X                     1,2,3       X
                                                          4,012.50         300        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp              Cl A       200300-10-1      6,376,125.00     147,000        X                     1,2,3       X
-----------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp   Com        20589R-10-7      5,181,750.00      94,000        X                     1,2,3       X
                                                        744,187.50      13,500        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Critical Path Inc         Com        22674V-10-0      4,320,975.00      50,835        X                     1,2,3       X
-----------------------------------------------------------------------------------------------------------------------------------
Digital Origin Inc        Com        25385X-10-9      1,308,300.00      71,200        X                     1,2,3       X
                                                        187,425.00      10,200        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc VA New   Com        25746U-10-9     15,541,050.00     404,320        X                     1,2,3       X
-----------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp Del Call       26483B-90-6      2,003,750.00      70,000 (c)    X                     1,2,3       X
                                                        286,250.00      10,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont E I DE Nemours    Com        263534-10-9      6,684,153.44     126,265        X                     1,2,3       X
& Co                                                    466,008.81       8,803        X                     2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd       Com        G3921A-10-0      8,018,428.13     195,870        X                     1,2,3       X
-----------------------------------------------------------------------------------------------------------------------------------
Golden St Bancorp Inc     Call       381197-90-2        627,375.00      42,000 (c)    X                     1,2,3       X
                                                         89,625.00       6,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Ibis Technology Corp      Com        450909-10-6      1,244,250.00      14,000        X                     1,2,3       X
                                                        177,750.00       2,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Ibis Technology Corp      Call       450909-90-6        933,187.50      10,500 (c)    X                     1,2,3       X
                                                        133,312.50       1,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                       121,437,727.88
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   2 of    3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ibis Technology Corp      Put        450909-95-6      1,555,312.50      17,500 (p)    X                     1,2,3       X
                                                        222,187.50       2,500 (p)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                Call       458140-90-0      5,541,375.00      42,000 (c)    X                     1,2,3       X
                                                        791,625.00       6,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         Com        478160-10-4     10,773,540.00     153,360        X                     1,2,3       X
                                                        700,252.00       9,968        X                     2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.  Com        549463-10-7     29,462,400.00     475,200        X                     1,2,3       X
                                                      1,912,080.00      30,840        X                     2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
MGC Communications Inc    Com        552763-30-2        745,500.00      10,500        X                     1,2,3       X
                                                        106,500.00       1,500        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
MGC Communications Inc    Call       552763-90-2        745,500.00      10,500 (c)    X                     1,2,3       X
                                                        106,500.00       1,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
MGM Grand Inc             Call       552953-90-1      1,780,625.00      70,000 (c)    X                     1,2,3       X
                                                        257,375.00      10,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
MP3 Com Inc               Call       62473M-90-9        220,500.00      10,500 (c)    X                     1,2,3       X
                                                         31,500.00       1,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises Inc    Com        57383M-10-8        481,250.00      70,000        X                     1,2,3       X
-----------------------------------------------------------------------------------------------------------------------------------
MediaOne Group Inc        Com        58440J-10-4     25,129,375.00     310,000        X                     1,2,3       X
                                                      3,591,068.75      44,300        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Media One Group Inc       Call       58440J-90-4      8,916,875.00     110,000 (c)    X                     1,2,3       X
                                                      1,272,681.25      15,700 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technologies Inc   Com        595112-10-3      2,205,000.00      17,500        X                     1,2,3       X
                                                        315,000.00       2,500        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technologies Inc   Call       595112-90-3        882,000.00       7,000 (c)    X                     1,2,3       X
                                                        126,000.00       1,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technologies Inc   Put        595112-95-3      3,528,000.00      28,000 (p)    X                     1,2,3       X
                                                        504,000.00       4,000 (p)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp            Call       594918-90-4      3,346,875.00      31,500 (c)    X                     1,2,3       X
                                                        478,125.00       4,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Mirage Resorts Inc        Call       60462E-90-4      6,103,125.00     315,000 (c)    X                     1,2,3       X
                                                        871,875.00      45,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Pairgain Technologies Inc Call       695934-90-9      1,308,125.00      70,000 (c)    X                     1,2,3       X
                                                        186,875.00      10,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications      Call       749121-90-9      1,420,800.00      29,600 (c)    X                     1,2,3       X
Intl Inc                                                211,200.00       4,400 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications      Put        749121-95-9      3,024,000.00      63,000 (p)    X                     1,2,3       X
Intl Inc                                                432,000.00       9,000 (p)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds R J Tob          Put        76182K-95-5      5,117,000.00     301,000 (p)    X                     1,2,3       X
Hldgs Inc                                               731,000.00      43,000 (p)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp               Call       852061-90-0      4,410,000.00      70,000 (c)    X                     1,2,3       X
                                                        630,000.00      10,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Spyglass Inc              Com        852192-10-3      1,085,000.00      14,000        X                     1,2,3       X
                                                        155,000.00       2,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp               Call       87612E-90-6        784,875.00      10,500 (c)    X                     1,2,3       X
                                                        112,125.00       1,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp          Sub VTG    896938-10-7      1,050,000.00      70,000        X                     1,2,3       X
                                                        150,000.00      10,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp                  Call       903293-90-5        440,343.75      10,500 (c)    X                     1,2,3       X
                                                         62,906.25       1,500 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
US West Inc New           Call       91273H-90-1     10,167,500.00     140,000 (c)    X                     1,2,3       X
                                                      1,452,500.00      20,000 (c)    X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                       145,635,272.00
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   3 of    3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Co       Com        923436-10-9     12,749,750.00      98,075        X                     1,2,3       X
                                                      1,823,250.00      14,025        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC     Sponsored  92857T-10-7     55,562,500.00   1,000,000        X                     1,2,3       X
                          ADR                         3,583,781.25      64,500        X                     2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless      Com        928615-10-3      4,912,651.13      38,138        X                     1,2,3       X
Corp
-----------------------------------------------------------------------------------------------------------------------------------
Vornado RLTY TR           SH Ben Int 929042-10-9        586,250.00      17,500        X                     1,2,3       X
                                                         83,750.00       2,500        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio        Pfd CV B   983759-20-0      1,540,000.00      28,000        X                     1,2,3       X
HLDGS INC                 8.25%                         220,000.00       4,000        X                     3           X
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                        81,061,932.38
-----------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2000.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2000.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2000.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.